Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2023 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2022 HKD ($)
Summary of Significant Accounting Policies [Line Items]
Deposit amount	$ 500,000				$ 63,695
Cash	32,188,711		$ 10,855,128	$ 16,436,490	4,100,525
Credit loss	(77,218)	$ (9,837)	101,598	(61,357)
Reserve credit losses	43,402		$ 120,620		5,529
Deferred IPO costs	$ 7,334,123				$ 934,295
Lease agreement term	1 year				1 year
Percentage of employer mandatory contribution			5.00%
Employee benefits			$ 703,239	635,635		$ 98,552	$ 773,622
Operating lease expense	$ 1,120,629	$ 142,757	$ 1,156,024	$ 1,177,995
Percentage of tax benefit	50.00%	50.00%
United States of America, Dollars
Summary of Significant Accounting Policies [Line Items]
Exchange rate	1				1
Hong Kong, Dollars
Summary of Significant Accounting Policies [Line Items]
Exchange rate	7.8499				7.8499
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	50.60%	50.60%	29.00%
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	23.60%	23.60%	23.30%	36.40%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	16.00%	16.00%	23.50%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	18.70%	18.70%	22.10%	14.70%
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	15.90%	15.90%	21.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	13.20%	13.20%	12.80%	13.40%
Customer Concentration Risk [Member] | Customer Four [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			18.50%
Credit Concentration Risk [Member] | Two Vendor [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			20.70%
Credit Concentration Risk [Member] | Three Vendor [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			10.40%
Vendor [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	100.00%	100.00%	100.00%
One Vendor [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			34.40%
One Vendor [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	30.30%	30.30%		37.90%
Two Vendor [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	23.90%	23.90%		27.70%
Three Vendor [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	12.00%	12.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of restricted cash interest rate				0.10%
Employee’s monthly income (in Dollars)			$ 7,100
Minimum [Member] | Hong Kong Mandatory Provident Fund Schemes [Member]
Summary of Significant Accounting Policies [Line Items]
Employee’s monthly income (in Dollars)			1,500
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of restricted cash interest rate				4.60%
Employee’s monthly income (in Dollars)			30,000
Maximum [Member] | Hong Kong Mandatory Provident Fund Schemes [Member]
Summary of Significant Accounting Policies [Line Items]
Employee’s monthly income (in Dollars)			30,000
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Accumulated deferred IPO cost			$ 7,334,123